Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 04, 2019	Feb. 10, 2019	Aug. 18, 2018	Dec. 31, 2018	Aug. 27, 2018	Dec. 31, 2017
Equity (Textual)
Ordinary shares, authorized				30,000,000		30,000,000
Ordinary shares, par value				$ 0.00166667		$ 0.00166667
Ordinary, shares issued				6,905,248		6,905,248
Ordinary, shares outstanding				6,905,248		6,905,248
Minimum percentage of respective registered capital				10.00%
Minimum percentage of after-tax profits to statutory reserve				50.00%
Statutory reserve				$ 0		$ 0
Powerbridge Zhuhai's [Member]
Equity (Textual)
Registered capital				5,516,719
Powerbridge Beijing's [Member]
Equity (Textual)
Registered capital				1,510,620
Powerbridge Zhuhai and Powerbridge Beijing [Member]
Equity (Textual)
Statutory reserve
2018 Stock option plan [Member]
Equity (Textual)
Ordinary shares reserved, description			(i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
2018 Stock option plan [Member] | Scenarios, Forecast [Member]
Equity (Textual)
Stock options issued	1,050,500
Grants contractual term	10 years
Subsequent Event [Member]
Equity (Textual)
Ordinary shares, authorized		30,000,000
Ordinary shares, par value		$ 0.00166667
Description of reverse stock split		The board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6.
Ordinary, shares issued		6,905,248
Ordinary, shares outstanding		6,905,248
Ordinary Shares [Member]
Equity (Textual)
Ordinary shares, authorized				500,000,000	50,000,000
Ordinary shares, par value				$ 0.0001	$ 0.001
Description of reverse stock split			The Company's share capital structure, the board of directors approved a reverse stock split of the Company's authorized number of Ordinary Shares at a ratio of 10-1.
Ordinary, shares issued					11,508,747
Ordinary Shares [Member] | Powerbridge Zhuhai's [Member]
Equity (Textual)
Ordinary, shares issued					11,509
Ordinary Shares [Member] | Subsequent Event [Member]
Equity (Textual)
Ordinary shares, authorized		30,000,000
Ordinary shares, par value		$ 0.00166667
Ordinary, shares issued		6,905,248
Ordinary, shares outstanding		6,905,248